Total
MassMutual Premier Balanced Fund
MassMutual Premier Balanced Fund
MASSMUTUAL PREMIER FUNDS
MassMutual Premier Balanced Fund
Supplement dated November 1, 2018 to the
Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus, and any previous supplements.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE